Management of financial risks and financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Securities purchased under agreements to resell	R$ 6,627,409	R$ 9,490,090
Securities	70,457,761	27,326,481
Public securities	51,944,301	20,381,125
Private securities	18,513,460	6,945,356
Derivative financial instruments	7,559,433	4,085,004
Securities trading and intermediation	1,051,566	504,983
Accounts receivable	506,359	462,029
Loan operations	3,918,328	386
Other financial assets	69,971	19,805
Off-balance exposures	35,810	0
Total	R$ 90,226,637	R$ 41,888,778